Cover	Mar. 25, 2021
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Mar. 25, 2021
Entity File Number	001-38266
Entity Registrant Name	ALLIED ESPORTS ENTERTAINMENT, INC.
Entity Central Index Key	0001708341
Entity Tax Identification Number	82-1659427
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	17877 Von Karman Avenue
Entity Address, Address Line Two	Suite 300
Entity Address, City or Town	Irvine
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	92614
City Area Code	(949)
Local Phone Number	265-2600
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock
Trading Symbol	AESE
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Entity Information, Former Legal or Registered Name	Not Applicable